UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4173

John Hancock Investors Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2018

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Investors Trust

Quarterly portfolio holdings 7/31/18

Fund’s investments
As of 7-31-18 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 5.1% (3.3% of Total investments)					$7,783,370
(Cost $7,958,115)
U.S. Government Agency 5.1%					7,783,370
Federal National Mortgage Association
15 Yr Pass Thru	4.000	12-01-24		519,726	532,542
30 Yr Pass Thru	4.000	12-01-40		1,912,278	1,959,675
30 Yr Pass Thru	4.000	09-01-41		1,706,076	1,747,030
30 Yr Pass Thru	4.000	10-01-41		997,489	1,021,433
30 Yr Pass Thru	4.000	01-01-42		484,279	495,904
30 Yr Pass Thru	4.500	10-01-40		1,253,359	1,313,328
30 Yr Pass Thru	5.000	04-01-41		282,371	302,631
30 Yr Pass Thru	5.500	08-01-40		85,157	92,445

30 Yr Pass Thru	6.500	01-01-39		283,569	318,382
Foreign government obligations 4.0% (2.6% of Total investments)					$6,095,702
(Cost $6,578,227)
Mexico 1.6%					2,407,329
Government of Mexico Bond	10.000	12-05-24	MXN	40,326,000	2,407,329
Oman 0.8%					1,269,370
Oman Sovereign Sukuk SAOC Bond (A)	4.397	06-01-24		1,320,000	1,269,370
Saudi Arabia 1.6%					2,419,003
Kingdom of Saudi Arabia
Bond (A)	3.250	10-26-26		1,930,000	1,819,488

Bond (A)	4.000	04-17-25		600,000	599,515
Corporate bonds 134.4% (86.8% of Total investments)					$206,860,420
(Cost $210,702,813)
Consumer discretionary 19.8%					30,442,506
Auto components 1.3%
Adient Global Holdings, Ltd. (A)(B)(C)	4.875	08-15-26		805,000	738,588
Lear Corp. (C)	5.250	01-15-25		1,210,000	1,250,600
Hotels, restaurants and leisure 1.6%
Hilton Domestic Operating Company, Inc. (A)(B)(C)	5.125	05-01-26		870,000	870,000
MGM Resorts International (B)(C)	6.000	03-15-23		395,000	409,319
Waterford Gaming LLC (A)(D)(E)	8.625	09-15-14		377,791	0
Wyndham Destinations, Inc.	5.100	10-01-25		1,190,000	1,225,700
Household durables 0.8%
Tempur Sealy International, Inc. (B)(C)	5.500	06-15-26		625,000	596,094
William Lyon Homes, Inc. (A)	6.000	09-01-23		720,000	705,600
Internet and direct marketing retail 2.1%
Expedia Group, Inc.	5.000	02-15-26		1,000,000	1,023,977
Netflix, Inc. (A)(B)(C)	5.875	11-15-28		1,220,000	1,223,050
QVC, Inc.	5.950	03-15-43		1,000,000	930,224
Media 13.2%
Altice Financing SA (A)(B)(C)	7.500	05-15-26		1,000,000	973,600
Altice France SA (A)(B)(C)	6.250	05-15-24		1,675,000	1,664,531
Cablevision Systems Corp. (B)(C)	8.000	04-15-20		750,000	786,788
CCO Holdings LLC (A)(B)(C)	5.000	02-01-28		1,630,000	1,526,088
CCO Holdings LLC	5.125	02-15-23		950,000	945,250
CCO Holdings LLC (A)(B)(C)	5.125	05-01-27		1,245,000	1,188,975
CCO Holdings LLC (A)	5.750	02-15-26		1,000,000	994,300
2	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Media (continued)
Cengage Learning, Inc. (A)(B)(C)	9.500	06-15-24		850,000	$741,625
Cequel Communications Holdings I LLC (A)(B)(C)	7.500	04-01-28		855,000	882,788
Grupo Televisa SAB (B)(C)	4.625	01-30-26		725,000	737,363
Grupo Televisa SAB	8.490	05-11-37	MXN	26,200,000	1,228,837
Lions Gate Capital Holdings LLC (A)	5.875	11-01-24		1,095,000	1,119,638
MDC Partners, Inc. (A)(B)(C)	6.500	05-01-24		955,000	842,788
Myriad International Holdings BV (A)	5.500	07-21-25		915,000	958,582
National CineMedia LLC	6.000	04-15-22		1,250,000	1,268,750
Outfront Media Capital LLC	5.250	02-15-22		900,000	906,750
Time Warner Cable LLC	4.500	09-15-42		815,000	697,202
Time Warner Cable LLC (C)	8.250	04-01-19		375,000	387,530
Viacom, Inc. (B)(C)	5.850	09-01-43		1,125,000	1,183,969
Viacom, Inc. (6.250% to 2-28-27, then 3 month LIBOR + 3.899%) (B)(C)	6.250	02-28-57		1,250,000	1,225,000
Specialty retail 0.8%
Group 1 Automotive, Inc. (A)	5.250	12-15-23		1,240,000	1,209,000
Consumer staples 3.5%					5,332,607
Food and staples retailing 1.0%
Rite Aid Corp. (A)(B)(C)	6.125	04-01-23		1,500,000	1,507,500
Food products 0.6%
Post Holdings, Inc. (A)	5.500	03-01-25		540,000	531,900
Post Holdings, Inc. (A)(B)(C)	5.625	01-15-28		510,000	485,775
Household products 0.3%
Central Garden & Pet Company	5.125	02-01-28		470,000	439,450
Personal products 0.6%
Revlon Consumer Products Corp.	6.250	08-01-24		1,640,000	869,200
Tobacco 1.0%
Reynolds American, Inc. (C)	6.875	05-01-20		720,000	763,482
Vector Group, Ltd. (A)(B)(C)	6.125	02-01-25		760,000	735,300
Energy 23.7%					36,513,020
Energy equipment and services 2.3%
Archrock Partners LP	6.000	10-01-22		1,185,000	1,173,150
CSI Compressco LP	7.250	08-15-22		1,635,000	1,487,850
Diamond Offshore Drilling, Inc. (B)(C)	7.875	08-15-25		400,000	416,500
Transocean Guardian, Ltd. (A)	5.875	01-15-24		450,000	455,063
Oil, gas and consumable fuels 21.4%
Andeavor Logistics LP (C)	5.250	01-15-25		870,000	899,302
Antero Resources Corp. (B)(C)	5.125	12-01-22		917,000	919,293
Blue Racer Midstream LLC (A)	6.125	11-15-22		1,230,000	1,245,744
Blue Racer Midstream LLC (A)	6.625	07-15-26		595,000	599,463
Cheniere Corpus Christi Holdings LLC (B)(C)	5.875	03-31-25		995,000	1,047,238
Cheniere Corpus Christi Holdings LLC	7.000	06-30-24		800,000	875,500
Chesapeake Energy Corp. (B)(C)	8.000	06-15-27		925,000	945,813
DCP Midstream Operating LP (B)(C)	5.375	07-15-25		1,600,000	1,634,000
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (A)	5.850	05-21-43		1,060,000	964,600
Kinder Morgan, Inc. (C)	5.550	06-01-45		500,000	524,806
Laredo Petroleum, Inc.	6.250	03-15-23		1,195,000	1,200,975
Marathon Petroleum Corp. (B)(C)	4.750	09-15-44		1,500,000	1,469,524
Newfield Exploration Company (B)(C)	5.750	01-30-22		750,000	781,875
Oasis Petroleum, Inc. (A)(B)(C)	6.250	05-01-26		985,000	989,925
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST	3

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Oasis Petroleum, Inc. (B)(C)	6.875	03-15-22		667,000	$679,506
Odebrecht Offshore Drilling Finance, Ltd. (A)	6.720	12-01-22		201,453	190,876
Odebrecht Offshore Drilling Finance, Ltd. (7.720% Cash or 2.048% PIK) (A)	7.720	12-01-26		649,719	188,419
Odebrecht Oil & Gas Finance, Ltd. (A)(F)	0.000	09-03-18		100,959	1,464
Parsley Energy LLC (A)	5.375	01-15-25		370,000	368,150
Parsley Energy LLC (A)(B)(C)	5.625	10-15-27		590,000	585,575
PBF Holding Company LLC (B)(C)	7.250	06-15-25		455,000	477,750
Petrobras Global Finance BV (B)(C)	7.375	01-17-27		1,755,000	1,823,445
Petroleos Mexicanos (B)(C)	5.500	01-21-21		755,000	777,726
Petroleos Mexicanos	7.470	11-12-26	MXN	61,356,000	2,841,508
Phillips 66 Partners LP (C)	4.900	10-01-46		1,585,000	1,542,524
Sabine Pass Liquefaction LLC (C)	5.000	03-15-27		1,000,000	1,032,314
Sabine Pass Liquefaction LLC (C)	5.875	06-30-26		610,000	663,653
Sable Permian Resources Land LLC (A)(B)(C)	7.125	11-01-20		500,000	310,000
SM Energy Company (B)(C)	5.625	06-01-25		880,000	858,000
SM Energy Company (B)(C)	6.750	09-15-26		530,000	539,275
Sunoco Logistics Partners Operations LP (C)	3.900	07-15-26		925,000	876,568
Tallgrass Energy Partners LP (A)(B)(C)	5.500	09-15-24		915,000	937,875
Tapstone Energy LLC (A)	9.750	06-01-22		690,000	608,925
The Oil and Gas Holding Company BSCC (A)(B)(C)	7.500	10-25-27		1,645,000	1,563,633
Ultra Resources, Inc. (A)(B)(C)	7.125	04-15-25		1,005,000	600,488
Whiting Petroleum Corp. (B)(C)	5.750	03-15-21		705,000	719,100
WPX Energy, Inc. (B)(C)	5.250	09-15-24		700,000	695,625
Financials 23.8%					36,650,496
Banks 12.9%
Banco BTG Pactual SA (A)	5.750	09-28-22		2,540,000	2,469,109
Banco de Credito del Peru (A)	4.850	10-30-20	PEN	3,405,000	1,042,044
Banco Nacional de Comercio Exterior SNC (3.800% to 8-11-21, then 5 Year CMT + 3.000%) (A)	3.800	08-11-26		1,385,000	1,352,813
Bank of America Corp. (6.100% to 3-17-25, then 3 month LIBOR + 3.898%) (B)(C)(F)	6.100	03-17-25		1,385,000	1,443,516
BBVA Bancomer SA (A)	6.500	03-10-21		870,000	917,807
Corp. Group Banking SA (A)	6.750	03-15-23		1,000,000	985,010
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (A)(B)(C)(F)	7.875	01-23-24		865,000	920,318
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) (A)(B)(C)(F)	8.125	12-23-25		965,000	1,059,575
Freedom Mortgage Corp. (A)(B)(C)	8.250	04-15-25		840,000	817,950
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year U.S. ISDAFIX + 5.514%) (C)(F)	6.875	06-01-21		760,000	799,900
HSBC Holdings PLC (6.500% to 3-23-28, then 5 Year U.S. ISDAFIX + 3.606%) (C)(F)	6.500	03-23-28		1,215,000	1,191,915
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (B)(C)(F)	6.500	04-16-25		1,060,000	1,049,718
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (B)(C)(F)	6.750	02-01-24		1,500,000	1,638,750
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (F)	7.500	06-27-24		1,465,000	1,512,613
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) (A)(B)(C)(F)	7.375	09-13-21		1,470,000	1,545,338
Wells Fargo & Company, Series U (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (B)(C)(F)	5.875	06-15-25		1,100,000	1,150,600
Capital markets 2.6%
Jefferies Financial Group, Inc. (B)(C)	5.500	10-18-23		600,000	620,539
4	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Morgan Stanley (5.550% to 7-15-20, then 3 month LIBOR + 3.810%) (B)(C)(F)	5.550	07-15-20	710,000	$727,750
Morgan Stanley (C)	5.750	01-25-21	1,000,000	1,054,235
The Goldman Sachs Group, Inc. (C)	3.750	05-22-25	375,000	366,968
The Goldman Sachs Group, Inc. (5.375% to 5-10-20, then 3 month LIBOR + 3.922%) (B)(C)(F)	5.375	05-10-20	1,155,000	1,178,100
Consumer finance 3.2%
American Express Company (4.900% to 3-15-20, then 3 month LIBOR + 3.285%) (B)(C)(F)	4.900	03-15-20	1,300,000	1,306,500
Enova International, Inc. (A)	8.500	09-01-24	465,000	482,438
Enova International, Inc.	9.750	06-01-21	392,000	408,660
Springleaf Finance Corp.	6.125	05-15-22	410,000	419,225
Springleaf Finance Corp. (B)(C)	6.875	03-15-25	1,650,000	1,674,750
Springleaf Finance Corp.	7.125	03-15-26	650,000	660,563
Diversified financial services 1.7%
ASP AMC Merger Sub, Inc. (A)	8.000	05-15-25	835,000	684,700
Lincoln Finance, Ltd. (A)	7.375	04-15-21	385,000	397,590
Trident Merger Sub, Inc. (A)(B)(C)	6.625	11-01-25	1,700,000	1,598,000
Insurance 1.2%
Aquarius & Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375	09-01-24	1,200,000	1,227,000
Ardonagh Midco 3 PLC (A)	8.625	07-15-23	545,000	558,625
Mortgage real estate investment trusts 0.6%
Starwood Property Trust, Inc. (B)(C)	5.000	12-15-21	970,000	982,125
Thrifts and mortgage finance 1.6%
MGIC Investment Corp. (C)	5.750	08-15-23	1,165,000	1,201,057
Quicken Loans, Inc. (A)	5.250	01-15-28	650,000	604,695
Stearns Holdings LLC (A)	9.375	08-15-20	600,000	600,000
Health care 8.7%				13,399,459
Health care providers and services 7.8%
Community Health Systems, Inc. (B)(C)	5.125	08-01-21	660,000	624,320
Community Health Systems, Inc.	6.250	03-31-23	205,000	190,650
DaVita, Inc. (B)(C)	5.125	07-15-24	1,145,000	1,114,228
Encompass Health Corp. (B)(C)	5.750	11-01-24	1,545,000	1,567,356
HCA, Inc. (B)(C)	5.250	04-15-25	1,000,000	1,021,875
HCA, Inc.	5.500	06-15-47	1,760,000	1,667,600
HCA, Inc.	7.500	02-15-22	530,000	582,338
MEDNAX, Inc. (A)(C)	5.250	12-01-23	1,475,000	1,463,938
Select Medical Corp.	6.375	06-01-21	1,500,000	1,515,000
Team Health Holdings, Inc. (A)(B)(C)	6.375	02-01-25	1,240,000	1,081,900
Tenet Healthcare Corp. (B)(C)	6.750	06-15-23	1,110,000	1,126,872
Pharmaceuticals 0.9%
Mallinckrodt International Finance SA (A)(B)(C)	5.500	04-15-25	865,000	696,325
Teva Pharmaceutical Finance Netherlands III BV (B)(C)	6.750	03-01-28	700,000	747,057
Industrials 6.7%				10,338,193
Air freight and logistics 1.8%
Mexico City Airport Trust (A)	5.500	10-31-46	2,990,000	2,683,525
Airlines 0.9%
United Continental Holdings, Inc. (B)(C)	4.250	10-01-22	1,435,000	1,402,713
Commercial services and supplies 1.2%
LSC Communications, Inc. (A)	8.750	10-15-23	1,225,000	1,198,969
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST	5

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Commercial services and supplies (continued)
Tervita Escrow Corp. (A)	7.625	12-01-21	655,000	$676,517
Construction and engineering 0.5%
AECOM	5.125	03-15-27	850,000	824,500
Industrial conglomerates 0.8%
General Electric Company (5.000% to 1-21-21, then 3 month LIBOR + 3.330%) (B)(C)(F)	5.000	01-21-21	1,250,000	1,228,000
Trading companies and distributors 1.5%
AerCap Global Aviation Trust (6.500% to 6-15-25, then 3 month LIBOR + 4.300%) (A)(B)(C)	6.500	06-15-45	800,000	825,000
United Rentals North America, Inc.	5.500	07-15-25	1,475,000	1,498,969
Information technology 9.4%				14,525,859
Electronic equipment, instruments and components 0.8%
TTM Technologies, Inc. (A)(B)(C)	5.625	10-01-25	1,200,000	1,185,000
Internet software and services 1.7%
Cimpress NV (A)	7.000	06-15-26	1,300,000	1,335,750
Travelport Corporate Finance PLC (A)	6.000	03-15-26	1,250,000	1,271,875
IT services 0.5%
Sixsigma Networks Mexico SA de CV (A)(B)(C)	7.500	05-02-25	725,000	722,245
Semiconductors and semiconductor equipment 2.6%
Advanced Micro Devices, Inc.	7.000	07-01-24	1,110,000	1,173,825
NVIDIA Corp. (C)	3.200	09-16-26	1,500,000	1,449,810
NXP BV (A)(C)	4.625	06-01-23	1,385,000	1,400,581
Software 2.1%
Activision Blizzard, Inc. (A)(C)	6.125	09-15-23	1,000,000	1,027,807
CDK Global, Inc.	5.875	06-15-26	450,000	461,250
j2 Cloud Services LLC (A)	6.000	07-15-25	848,000	858,600
RP Crown Parent LLC (A)	7.375	10-15-24	930,000	950,925
Technology hardware, storage and peripherals 1.7%
Dell International LLC (A)(B)(C)	6.020	06-15-26	1,450,000	1,531,053
Western Digital Corp. (B)(C)	4.750	02-15-26	1,177,000	1,157,138
Materials 13.9%				21,444,143
Chemicals 4.3%
Ashland LLC	6.875	05-15-43	845,000	864,013
Braskem Finance, Ltd. (B)(C)	6.450	02-03-24	700,000	754,950
Braskem Netherlands Finance BV (A)	3.500	01-10-23	1,105,000	1,056,667
GCP Applied Technologies, Inc. (A)	5.500	04-15-26	400,000	396,000
Mexichem SAB de CV (A)	5.500	01-15-48	1,200,000	1,124,880
Platform Specialty Products Corp. (A)(B)(C)	6.500	02-01-22	1,115,000	1,142,875
The Chemours Company (B)(C)	6.625	05-15-23	1,240,000	1,298,900
Construction materials 0.8%
Standard Industries, Inc. (A)	5.375	11-15-24	1,220,000	1,208,166
Containers and packaging 1.6%
Ardagh Packaging Finance PLC (A)(B)(C)	6.000	02-15-25	1,185,000	1,156,856
Ball Corp.	4.875	03-15-26	600,000	597,750
Graphic Packaging International LLC (C)	4.875	11-15-22	650,000	654,875
Metals and mining 6.4%
AngloGold Ashanti Holdings PLC (B)(C)	5.375	04-15-20	675,000	692,996
ArcelorMittal (C)	6.500	02-25-22	450,000	482,535
Corp. Nacional del Cobre de Chile (A)(B)(C)	4.875	11-04-44	2,345,000	2,379,614
First Quantum Minerals, Ltd. (A)	6.500	03-01-24	660,000	642,675
6	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Materials (continued)
Metals and mining (continued)
First Quantum Minerals, Ltd. (A)(B)(C)	7.250	05-15-22		875,000	$879,375
First Quantum Minerals, Ltd. (A)(B)(C)	7.500	04-01-25		600,000	603,750
FMG Resources August 2006 Pty, Ltd. (A)(B)(C)	5.125	05-15-24		440,000	421,300
Freeport-McMoRan, Inc. (B)(C)	6.875	02-15-23		840,000	898,800
MMC Norilsk Nickel OJSC (A)	5.550	10-28-20		750,000	770,410
Teck Resources, Ltd.	6.250	07-15-41		830,000	865,275
Vale Overseas, Ltd.	6.250	08-10-26		1,165,000	1,280,801
Paper and forest products 0.8%
Flex Acquisition Company, Inc. (A)(B)(C)	7.875	07-15-26		500,000	503,450
Norbord, Inc. (A)(C)	6.250	04-15-23		735,000	767,230
Real estate 3.1%					4,691,626
Equity real estate investment trusts 2.2%
Iron Mountain, Inc. (A)	5.250	03-15-28		815,000	753,875
Trust F/1401 (A)(B)(C)	5.250	12-15-24		2,475,000	2,518,313
Real estate management and development 0.9%
Williams Scotsman International, Inc. (A)	6.875	08-15-23		820,000	820,000
Williams Scotsman International, Inc. (A)	7.875	12-15-22		575,000	599,438
Telecommunication services 14.1%					21,679,244
Diversified telecommunication services 6.9%
CSC Holdings LLC (A)	5.500	04-15-27		1,245,000	1,198,313
Frontier Communications Corp. (B)(C)	7.125	03-15-19		530,000	532,650
GCI LLC	6.875	04-15-25		935,000	964,219
Intelsat Jackson Holdings SA	7.500	04-01-21		840,000	842,100
Level 3 Financing, Inc.	5.250	03-15-26		1,365,000	1,315,519
Level 3 Financing, Inc.	5.625	02-01-23		825,000	831,188
Telecom Italia Capital SA	6.000	09-30-34		1,560,000	1,541,280
Turk Telekomunikasyon AS (A)	4.875	06-19-24		1,220,000	1,093,779
Windstream Services LLC (A)	6.375	08-01-23		1,484,000	860,720
Windstream Services LLC (A)	8.625	10-31-25		1,545,000	1,444,575
Wireless telecommunication services 7.2%
America Movil SAB de CV	6.000	06-09-19	MXN	37,470,000	1,958,124
America Movil SAB de CV	6.450	12-05-22	MXN	10,370,000	506,550
Colombia Telecomunicaciones SA ESP (A)	5.375	09-27-22		1,000,000	1,006,250
Comunicaciones Celulares SA (A)	6.875	02-06-24		1,775,000	1,841,314
Sprint Capital Corp.	6.875	11-15-28		615,000	591,938
Sprint Communications, Inc. (B)(C)	6.000	11-15-22		935,000	945,229
Sprint Corp.	7.125	06-15-24		750,000	770,625
Telefonica Celular del Paraguay SA (A)(B)(C)	6.750	12-13-22		1,000,000	1,025,300
T-Mobile USA, Inc. (C)	6.500	01-15-26		1,125,000	1,179,844
United States Cellular Corp.	6.700	12-15-33		1,195,000	1,229,727
Utilities 7.7%					11,843,267
Electric utilities 4.4%
ABY Transmision Sur SA (A)	6.875	04-30-43		2,011,933	2,167,858
Empresa Electrica Angamos SA (A)(B)(C)	4.875	05-25-29		956,500	936,102
Instituto Costarricense de Electricidad (A)	6.375	05-15-43		1,595,000	1,367,713
Israel Electric Corp., Ltd. (A)	4.250	08-14-28		2,320,000	2,266,044
Gas utilities 1.2%
AmeriGas Partners LP	5.625	05-20-24		900,000	886,500
AmeriGas Partners LP (B)(C)	5.750	05-20-27		1,000,000	956,250
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST	7

	Rate (%)	Maturity date		Par value^	Value
Utilities (continued)
Independent power and renewable electricity producers 2.1%
NRG Energy, Inc.	6.250	07-15-22		1,320,000	$1,361,250
NRG Energy, Inc.	6.625	01-15-27		600,000	618,000

NRG Yield Operating LLC (C)	5.375	08-15-24		1,290,000	1,283,550
Convertible bonds 1.4% (0.9% of Total investments)					$2,137,237
(Cost $2,009,365)
Consumer discretionary 0.9%					1,409,920
Media 0.9%
DHX Media, Ltd. (A)	5.875	09-30-24	CAD	999,000	660,445
DISH Network Corp. (B)(C)	3.375	08-15-26		825,000	749,475
Information technology 0.5%					727,317
Semiconductors and semiconductor equipment 0.5%

Advanced Micro Devices, Inc.	2.125	09-01-26		305,000	727,317
Capital preferred securities 0.9% (0.6% of Total investments)					$1,383,063
(Cost $1,440,955)
Financials 0.9%					1,383,063
Banks 0.5%
Wachovia Capital Trust III (Greater of 3 month LIBOR + 0.930% or 5.570%) (B)(C)(F)(G)	5.570	09-04-18		750,000	746,063
Diversified financial services 0.4%

ILFC E-Capital Trust II (Highest of 3 month LIBOR/10 Year CMT/30 Year CMT + 1.800%) (A)(G)	4.820	12-21-65		700,000	637,000
Term loans (H) 1.8% (1.1% of Total investments)					$2,698,879
(Cost $2,951,215)
Industrials 0.4%					534,927
Airlines 0.0%
Global Aviation Holdings, Inc. (D)(E)	10.000	07-13-19		51,038	0
Global Aviation Holdings, Inc., PIK (D)(E)	3.000	03-13-19		514,063	0
Machinery 0.4%
Gardner Denver, Inc. (1 month LIBOR + 2.750%)	4.827	07-30-24		533,956	534,927
Information technology 0.6%					863,952
Internet software and services 0.6%
Ancestry.com Operations, Inc. (1 month LIBOR + 3.250%)	5.330	10-19-23		863,952	863,952
Real estate 0.8%					1,300,000
Equity real estate investment trusts 0.8%

iStar, Inc. (1 and 3 month LIBOR + 2.750%)	4.842	06-28-23		1,300,000	1,300,000
Collateralized mortgage obligations 1.1% (0.7% of Total investments)					$1,710,930
(Cost $1,329,294)
Commercial and residential 1.0%					1,472,772
Bear Stearns Asset Backed Securities Trust Series 2004-AC5, Class A1	5.750	10-25-34		148,267	146,805
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-47		3,713,203	52,267
Series 2007-4, Class ES IO	0.350	07-19-47		3,825,400	57,369
Series 2007-6, Class ES IO (A)	0.353	08-19-37		3,178,506	48,973
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	1.232	10-25-36		5,180,992	222,832
Series 2005-AR18, Class 2X IO	0.895	10-25-36		4,517,494	28,775
MSCG Trust Series 2016-SNR, Class D (A)	6.550	11-15-34		926,500	915,751
8	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency 0.1%				$238,158
Federal Home Loan Mortgage Corp.
Series K017, Class X1 IO	1.488	12-25-21	3,352,266	121,978
Series K709, Class X1 IO	1.631	03-25-19	2,969,821	16,285
Series K710, Class X1 IO	1.859	05-25-19	2,940,913	24,850

Government National Mortgage Association Series 2012-114, Class IO	0.785	01-16-53	1,418,668	75,045
Asset backed securities 0.6% (0.4% of Total investments)				$941,746
(Cost $926,763)
Asset backed securities 0.6%				941,746
Coinstar Funding LLC Series 2017-1A, Class A2 (A)	5.216	04-25-47	148,125	149,241
ContiMortgage Home Equity Loan Trust Series 1995-2, Class A5	8.100	08-15-25	19,670	12,754
Driven Brands Funding LLC Series 2015-1A, Class A2 (A)	5.216	07-20-45	758,550	779,751

	Shares	Value
Common stocks 0.8% (0.5% of Total investments)		$1,143,207
(Cost $2,059,015)
Consumer discretionary 0.0%		0
Media 0.0%
Vertis Holdings, Inc. (E)(I)	34,014	0
Energy 0.1%		160,915
Oil, gas and consumable fuels 0.1%
SandRidge Energy, Inc. (I)	9,860	160,915
Health care 0.6%		863,566
Pharmaceuticals 0.6%
Allergan PLC	4,691	863,566
Industrials 0.0%		0
Airlines 0.0%
Global Aviation Holdings, Inc., Class A (E)(I)	82,159	0
Information technology 0.1%		118,726
Software 0.1%

Avaya Holdings Corp. (I)	5,769	118,726
Preferred securities 1.9% (1.2% of Total investments)		$2,938,083
(Cost $2,974,090)
Financials 0.7%		1,113,549
Banks 0.7%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 8.128% (G)	41,910	1,113,549
Utilities 1.2%		1,824,534
Multi-utilities 1.2%
Dominion Energy, Inc., 6.750% (B)(C)	25,000	1,204,750
DTE Energy Company, 6.500%	11,745	619,784
Warrants 0.0% (0.0% of Total investments)		$76,463
(Cost $0)
Avaya Holdings Corp. (Expiration Date: 12-15-22; Strike Price: $25.55) (I)	20,390	76,463

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST	9

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 2.9% (1.9% of Total investments)				$4,498,000
(Cost $4,498,000)
U.S. Government Agency 2.7%				4,158,000
Federal Agricultural Mortgage Corp. Discount Note	1.770	08-01-18	810,000	810,000
Federal Home Loan Bank Discount Note	1.770	08-01-18	3,348,000	3,348,000

	Par value^	Value
Repurchase agreement 0.2%		340,000

Repurchase Agreement with State Street Corp. dated 7-31-18 at 0.900% to be repurchased at $340,009 on 8-1-18, collateralized by $360,000 U.S. Treasury Notes, 1.875% due 7-31-22 (valued at $347,175, including interest)	340,000	340,000

Total investments (Cost $243,427,852) 154.9%	$238,267,100
Other assets and liabilities, net (54.9%)	(84,425,504)
Total net assets 100.0%	$153,841,596

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
CAD	Canadian Dollar
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $103,340,493 or 67.2% of the fund's net assets as of 7-31-18.
(B)	A portion of this security is on loan as of 7-31-18, and is a component of the fund's leverage under the Liquidity Agreement.
(C)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 7-31-18 was $92,551,760. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $63,865,853.
(D)	Non-income producing - Issuer is in default.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(H)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(I)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of total investments on 7-31-18:
United States	66.6%
Mexico	7.9%
Brazil	2.8%
Netherlands	2.7%
United Kingdom	2.2%
France	2.2%
Canada	2.1%
Chile	1.8%
Ireland	1.7%
Peru	1.3%
Other countries	8.7%
TOTAL	100.0%
10	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	20,000	USD	15,357	Canadian Imperial Bank of Commerce	9/19/2018	$31	—
CAD	30,000	USD	23,436	JPMorgan Chase Bank N.A.	9/19/2018	—	$(355)
USD	709,146	CAD	911,000	Canadian Imperial Bank of Commerce	9/19/2018	8,263	—
USD	4,310,009	MXN	83,000,000	State Street Bank and Trust Company	9/19/2018	—	(108,572)
USD	1,032,287	PEN	3,405,000	State Street Bank and Trust Company	10/30/2018	—	(4,688)
						$8,294	$(113,615)

Derivatives Currency Abbreviations
CAD	Canadian Dollar
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
USD	U.S. Dollar
OTC is an abbreviation for over-the-counter. See Notes to Fund's investments regarding investment transactions and other derivatives information.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST	11

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of July 31, 2018, by major security category or type:

	Total value at 7-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$7,783,370	—	$7,783,370	—
Foreign government obligations	6,095,702	—	6,095,702	—
Corporate bonds	206,860,420	—	206,860,420	—
Convertible bonds	2,137,237	—	2,137,237	—
Capital preferred securities	1,383,063	—	1,383,063	—
Term loans	2,698,879	—	2,698,879	—
Collateralized mortgage obligations	1,710,930	—	1,710,930	—
Asset backed securities	941,746	—	941,746	—
Common stocks	1,143,207	$1,143,207	—	—
Preferred securities	2,938,083	2,938,083	—	—
Warrants	76,463	—	76,463	—
Short-term investments	4,498,000	—	4,498,000	—
Total investments in securities	$238,267,100	$4,081,290	$234,185,810	—
Derivatives:
Assets
Forward foreign currency contracts	$8,294	—	$8,294	—
Liabilities
Forward foreign currency contracts	(113,615)	—	(113,615)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

       12

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund's income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund's cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended July 31, 2018, the fund used forward foreign currency contracts to manage currency exposure.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       13

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Computershare P.O. Box 30170 College Station, TX 77842-3170
Phone	Customer service representatives Portfolio commentary 24-hour automated information TDD line	800-852-0218 800-344-7054 800-843-0090 800-231-5469

	P5Q3	07/18
This report is for the information of the shareholders of John Hancock Investors Trust.		9/18

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.
Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investors Trust

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	September 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	September 17, 2018

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	September 17, 2018